SCHEDULE OF GEOGRAPHICAL INFORMATION IN NON-CURRENT ASSETS (Details) - SGD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ 4,321,978	$ 3,846,096
MALAYSIA
IfrsStatementLineItems [Line Items]
Total	3,272,486	2,764,642
SINGAPORE
IfrsStatementLineItems [Line Items]
Total	$ 1,049,492	$ 1,081,454